SUPPLEMENTAL DISCLOSURES ON STATEMENTS OF CASH FLOWS (Tables)	12 Months Ended
Mar. 31, 2026
Supplemental of cash flow informations [abstract]
Disclosure of supplemental disclosure of cash flow [Table Text Block]
	March 31,	March 31,
	2026	2025
	$	$

Accounts and other receivables	831,495	(906,215)
Inventories	168,302	397,476
Prepaids and deposits	92,333	187,707
Accounts payable and accrued liabilities	405,473	1,797,002
Total change in non-cash working capital balances	1,497,603	1,475,970